Other Income (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME [Abstract]
Other income
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	232,302	184,961	146,273
Foreign exchange (loss) / gain	(5,164)	25,852	(3,408)
Loss recognized on foreign currency forward contracts (Note 22)	—	—	(22,476)
Bank charges	(410)	(10,296)	(18,823)
Donation expenses	(5,812)	(1,092)	(182)
Others	6,007	(5,175)	(10,247)
	226,923	194,250	91,137